Note Loans (Loans in non-performing status and accruing loans past-due 90 days or more by loan class) (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016		Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio, net of unearned income	$ 22,773,747	[1],[2]	$ 22,346,115	[3],[4]
Loans Held-for-sale	88,821		137,000
Nonperforming Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Held-for-sale	0		45,169
ASC Subtopic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio, net of unearned income	215,000		268,000
Reverse Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past-due 90 days or more	68,000		70,000
Residential mortgage loans insured By FHA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past-due 90 days or more	$ 181,000		$ 164,000

[1]
Includes $7.3 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.5 billion were pledged at the FHLB as collateral for borrowings, $2.3 billion at the FRB for discount window borrowings and $0.5 billion serve as collateral for public funds.

[2]	Non-covered loans held-in-portfolio are net of $121 million in unearned income and exclude $89 million in loans held-for-sale.
[3]
Includes $7.3 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.3 billion were pledged at the FHLB as collateral for borrowings, $2.5 billion at the FRB for discount window borrowings and $0.5 billion serve as collateral for public funds.

[4]	Non-covered loans held-in-portfolio are net of $108 million in unearned income and exclude $137 million in loans held-for-sale.